Cover	Jun. 23, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2025
Registrant Name	PUBLIC SERVICE COMPANY OF OKLAHOMA
Entity Incorporation, State or Country Code	OK
Entity File Number	0-343
Entity Tax Identification Number	73-0410895
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, State or Province	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000081027